Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-5795 - PremierSolutions Standard (Series A)

Supplement dated August 14, 2026 to Prospectus dated May 1, 2026

Effectively immediately, changes in the above-referenced product Prospectus are as follows:

1.Under "Important Information You Should Consider About the Contract"

In the "Are There Ongoing Fees and Expenses?" section of the "FEES AND EXPENSES" table, we are replacing the Annual Fee and the Lowest Annual Cost and Highest Annual Cost charts with the following:

Annual Fee	Minimum	Maximum
Base Contract[1]	0.00%	1.33%
Investment Options (Fund fees and expenses)[2]	0.23%	4.63%
1As a percentage of Total Value of Participant Accounts under the Contract.
2As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
Lowest Annual Cost:	Highest Annual Cost:
$1,354	$4,481
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals

2.Under “Fee Table”

We are replacing the Annual Underlying Funds Operating Expenses table with the following:

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.23%	4.63%
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3.Under “Appendix A – General Account Options and Underlying Funds”

(a) Effectively immediately, the following funds are closed to new investors:

•Columbia Select Mid Cap Value Fund - Institutional Class
•DWS Capital Growth Fund - Class A
•DWS Emerging Markets Fixed Income Fund - Class A
•Federated Hermes MDT Small Cap Value Fund - Class A
•Fidelity Advisor® Stock Selector Fund - Class M
•Invesco American Franchise Fund - Class A
•Invesco Rising Dividends Fund - Class A
•JPMorgan Small Cap Growth Fund - Class A
•Lord Abbett Dividend Growth Fund - Class A
•MassMutual Global Fund - Class R4
•MassMutual Overseas Fund - Class R4
•MassMutual Small Cap Opportunities Fund - Class R4
•MFS® International New Discovery Fund - Class R3
•Nomura Asset Strategy Fund - Class Y
•Nomura Diversified Income Fund - Class A
•Nomura Large Cap Growth Fund - Class Y
•Nomura Natural Resources Fund - Class Y
•Oakmark Equity and Income Fund - Investor Class
•PGIM Jennison Focused Growth Fund - Class A
•The Hartford Dividend and Growth Fund - Class R4
•The Hartford Growth Opportunities Fund - Class R4
•The Hartford Healthcare Fund - Class R4
•The Hartford Small Company Fund - Class R4
•The Hartford Total Return Bond Fund - Class R4
•Virtus NFJ International Value Fund - Class A

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(b) Effectively immediately, the following funds are added to the table of funds in the “Appendix A – General Account Options and Underlying Funds” section (all other information in the table of funds remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond-USD Hedged	AB Global Bond Fund – Class Z*	0.51%	5.10%	0.21%	2.28%
	Adviser:AllianceBernstein L.P.
	Subadviser: N/A
US Fund Small Growth	ClearBridge Small Cap Growth Fund – Class A	1.20%	3.24%	-1.50%	8.65%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Value	Columbia Small Cap Value Discovery Fund – Class A*	1.20%	14.60%	12.14%	11.03%
	Adviser: Columbia Management Investment Advisers, LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Empower International Index Fund – Institutional Class	0.23%	31.38%	8.78%	8.12%
	Adviser: Empower Capital Management, LLC
	Subadviser: Keyridge Asset Management Limited
US Fund Money Market-Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class	0.67%	3.69%	2.77%	1.70%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.06%	20.78%	6.84%	9.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund High Yield Bond	Putnam High Yield Fund - Class A	0.99%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
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